LEASE LIABILITIES (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas
Current lease liabilities	$ 28,736	$ 28,656
Non-current lease liabilities	59,909	61,331
Total lease liabilities	88,645	89,987	$ 114,742
Argentina
Disclosure of geographical areas
Current lease liabilities	26,981	27,958
Non-current lease liabilities	45,331	53,518
Abroad
Disclosure of geographical areas
Current lease liabilities	1,755	698
Non-current lease liabilities	$ 14,578	$ 7,813